UNITED STATES
SECURITIES & EXCHANGE COMMISSION
Washington, D.C.  02549

FORM 13F  Form 13F COVER PAGE
Reports Quarter Ended:  September 30, 2003
Check Here if Amendment [ ] ;  Amendment Number:
This amendment  (check only one)             [ ]  is a restatement
			       [ ]  adds a new holding Institutional

Investment Manager Filing This Report:
Name:	    	Provident Capital Corp.
Address:   	4130 La Jolla Village Drive
	     	Suite 203
          	La Jolla,  CA  92037

13F File Number:  801-11571

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part of this form.

Person Signing this Report on Behalf of the Reporting Manager:


Name:	   Robbins Y. Tong
Title:	   President
Phone:	   (858)  623  -  8459


Signature, Place and Date of Signing:




Robbins Y. Tong   La Jolla, California                Date

Report Type  (Check only one)
[X]  13F Holding Report
[ ]  13F Notice
[ ]  13F Combination

List of Other Managers Reporting to this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
AS OF DATE: 09/30/03

REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:        	0
FORM 13F INFORMATION TABLE ENTRY TOTAL:   	26
FORM 13F INFORMATION TABLE VALUE TOTAL:   	$62,342,000
LIST OF OTHER INCLUDED MANAGERS:		NONE




FORM 13F INFORMATION TABLE
AS OF DATE: 09/30/03
				TITLE		VALUE    SHARES/  SH/ PUT/	INVSTMT  VOTING AUTHORITY
NAME OF ISSUER 			OF CLASSCUSIP	(x$1000) PRN AMT  PRNCALL DSCRETN  SOLE SHARED
 NONE
---------------------			---	---	-----	----	----	----	----	----	----	---	---
AMERICAN PWR CONVERSION CORP 	COM	02906610    71498  	86583  	SH	SOLE 	 86583	0
	0
AMGEN INC COM			COM	031162100  434    	6728   	SH	SOLE	 6728	0	0
ARCHER DANIELS MIDLAND		COM	039483102   2902   	221371 	SH	SOLE	 221371	0	0
BARRICK GOLD CORP COM		COM	067901108   4407   	234033 	SH	SOLE	 234033	0	0
CENTRAL VT PUB SVC CORP		COM	155771108   461    	20766  	SH	SOLE	 20766	0	0
CHEVRONTEXACO CORPORATION	COM	166764100   339    	4742   	SH	SOLE	 4742	0	0
CHINA MOBILE HONG KNG LTD ADR  COM	16941M109  3317  	 254550 	SH	SOLE	 254550	0
0
COMPUWARE CORP COM		COM	205638109   830    	154900 	SH	SOLE	 154900	0	0
CONOCOPHILLIPS COM		COM	20825C104   1133   	20700  	SH	SOLE	 20700	0	0
EXXON MOBIL CORP COM		COM	30231G102   274    	7476   	SH	SOLE	 7476	0	0
GERON CORP COM			COM	374163103   5901   	431060 	SH	SOLE	 431060	0	0
HUMANA INC			COM	444859102   8025   	444583 	SH	SOLE	 444583	0	0
INGRAM MICRO INC CL A		COM	457153104   7154   	548200 	SH	SOLE	 548200	0	0
MCKESSON CORPORATION COM	COM	58155Q103   677    	20333  	SH	SOLE	 20333	0	0
MERCK & CO INC			COM	589331107   238    	4700   	SH	SOLE	 4700	0	0
MILLEA HOLDINGS INC COM	COM	60032R106   3562   	63836  	SH	SOLE   	63836	0	0
MITSUBISHI TOKYO FINL GROUP SP	COM	606816106   2257   	350416 	SH	SOLE	 350416
0	0
MTS SYS CORP			COM	553777103   461    	30272  	SH	SOLE	 30272	0	0
NORTEL NETWORKS CORP NEW      	COM	656568102   592    	144424 	SH	SOLE	 144424
0	0
NVIDIA CORP COM			COM	67066G104   5880   	368200 	SH	SOLE	 68200	0	0
OLD NATL BANCORP IND COM	COM	680033107   457    	20469  	SH	SOLE	 20469	0	0
PACIFICARE HLTH SYS INC DEL CO	COM	695112102   415    	8500   	SH	SOLE    	8500
	0	0
SCHWAB CHARLES CORP NEW COM	COM	808513105   1324   	111200 	SH	SOLE	 111200	0	0
SELECTIVE INS GROUP INC COM	COM	816300107   871    	29216  	SH	SOLE	 29216	0	0
TIDEWATER INC COM		COM	886423102   2508   	88633  	SH	SOLE	 88633	0	0
UNOCAL CORP COM		COM	915289102   6425   	203833 	SH 	SOLE	 203833	0	0

LINE COUNT: 26